Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 95	£ 451
Deferred income tax liabilities	(164)	(466)
Net deferred income tax	£ (69)	£ (15)